COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD - STATEMENT OF FINANCIAL POSITION (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2022	Dec. 09, 2022	May 31, 2022	May 25, 2022	Dec. 31, 2021	Oct. 31, 2021	Jun. 28, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Assets	$ 43,458				$ 11,577			$ 1,414
Liabilities, Total	39,193				10,232			1,285
Redeemable junior preferred shares, par value $25 per share (100,460,280 shares outstanding)	2,580				0
Preferred Stock, Value, Issued	1,245				806
Equity, Including Portion Attributable to Noncontrolling Interest	1,685				1,345			$ 129	$ 71
Liabilities and Equity	$ 43,458				$ 11,577
Common Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, issued							$ 538
Shares, Outstanding	9,594,989				10,877,989
Common stock, issued (in shares)	9,594,989				10,877,989
Common Stock, Par or Stated Value Per Share	$ 33.70
Common Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, issued							1
Shares, Outstanding	24,000				24,000
Common stock, issued (in shares)	24,000				24,000
Common Stock, Par or Stated Value Per Share	$ 33.70
Class C shareholders
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, issued			$ 450			$ 250	$ 712
Shares, Outstanding	40,934,623				23,544,548
Common stock, issued (in shares)	40,934,623				23,544,548
Common Stock, Par or Stated Value Per Share	$ 1				$ 1
Class A junior preferred shares
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable junior preferred shares, par value $25 per share (100,460,280 shares outstanding)	$ 2,580				$ 0
Common stock, issued	$ 2,580	$ 53		$ 2,500	0
Common stock, issued (in shares)	100,460,280	2,108,733		98,351,547
Common Stock, Par or Stated Value Per Share	$ 25
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash on deposit	$ 0				25
Investment In Subsidiaries	4,226				1,325
Other Receivables	45				0
Assets	4,271				1,350
Accounts Payable and Accrued Liabilities	2				1
Accounts Payable, Other	12				4
Liabilities, Total	14				5
Redeemable junior preferred shares, par value $25 per share (100,460,280 shares outstanding)	2,580				0
Common stock, issued	423				536
Preferred Stock, Value, Issued	1,467				963
Retained Earnings (Accumulated Deficit)	311				(121)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(524)				(33)
Equity, Including Portion Attributable to Noncontrolling Interest	1,677				1,345
Liabilities and Equity	$ 4,271				$ 1,350
Common Stock, Par or Stated Value Per Share	$ 25				$ 25
Parent Company | Common Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Shares, Outstanding	9,594,989				10,877,989
Common stock, issued (in shares)	9,594,989				10,877,989
Common Stock, Par or Stated Value Per Share	$ 33.70
Parent Company | Common Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Shares, Outstanding	24,000				24,000
Common stock, issued (in shares)	24,000				24,000
Common Stock, Par or Stated Value Per Share	$ 33.70
Parent Company | Class A junior preferred shares
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, issued		$ 53		$ 2,500
Shares, Outstanding	100,460,280				100,460,280
Common stock, issued (in shares)		2,108,733		98,351,547